Income Taxes (Details Narrative) - Metu Brands, Inc [Member]	12 Months Ended
Sep. 30, 2015 USD ($)
Post bankruptcy operating loss carryforward	$ 85,516
Description of operating loss expiration period	Expire between 2015 and 2033
Current effective tax rate	15.00%